EQUITY INVESTMENTS (Details 1) (Liyu [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Liyu [Member]
Balance sheets:
Current assets	14,091	8,287
Non-current assets	5,783	4,290
Total assets	19,874	12,577
Current and total liabilities	(7,275)	(6,412)
Total shareholders’ equity	12,599	6,165
Operating results:
Revenue	19,038	19,027	10,830
Income from operations	11,818	11,304	1,714
Net income	13,434	9,845	1,655